CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) (USD $)	12 Months Ended
	Feb. 28, 2011	Feb. 28, 2010
CONSOLIDATED STATEMENTS OF OPERATIONS
Net (loss)/income from discontinued operations, tax effects	$ 81,391	$ (13,890)